Summary of Significant Accounting Policies: Research and Development Costs (Policies)	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Policies
Research and Development Costs

Research and Development Costs

Research and development costs are charged to expense as incurred and included in operating expenses. We have only one full-time employee who is engaged in research and development, so the Company is mainly dependent on third-parties to perform the limited amount of research and development that the Company undertakes (see Note16). On March 1, 2013, the Company entered into a series of contracts with Binzhou Medical College to establish an institute named Bohai Pharmaceutical Institute in the following 5 years. On May 31, 2013, these two parties entered into two contracts agreeing on performing researches on two pharmaceutical products, namely Lung Nourishing Cream and Tongbi Capsules, in the following 17 months, respectively. These three contracts amount to $243,380  (RMB 1,500,000), which have been fully paid as of March 31, 2014. Research and development costs amounted to $25,699 and $1,995 for the three months ended March 31, 2014 and 2013, respectively. Research and development costs amounted to $88,450 and $5,985 for the nine months ended March 31, 2014 and 2013, respectively.

Research and Development Costs

Research and development costs are charged to expense as incurred and included in operating expenses. We have only one full-time employee who is engaged in research and development, whose cost is $7,982 for the year ended June 30, 2013. So the Company is mainly dependent on a third-party, Yantai Tianzheng Medicine Research and Development Co., Ltd., to perform the limited amount of research and development that the Company undertakes. Research and development costs amounted to $7,982 and $7,800 for the years ended June 30, 2013 and 2012, respectively.